Fair values of financial instruments carried at fair value - Sensitivity of Level 3 fair values to reasonably possible alternative assumptions (+by instrument type) (Details) £ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2024 GBP (£) category	Dec. 31, 2023 GBP (£)
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Favourable changes reflected in profit or loss	£ 916	£ 681
Unfavourable changes reflected in profit or loss	(450)	(428)
Favourable changes recognized in OCI	14	23
Unfavourable changes recognized in OCI	£ (17)	(25)
Number of financial instrument categories | category	1
Confidence level	95.00%
Private equity including strategic investments
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Favourable changes reflected in profit or loss	£ 454	182
Unfavourable changes reflected in profit or loss	(205)	(184)
Favourable changes recognized in OCI	10	6
Unfavourable changes recognized in OCI	(11)	(6)
Asset-backed securities
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Favourable changes reflected in profit or loss	36	28
Unfavourable changes reflected in profit or loss	(25)	(16)
Favourable changes recognized in OCI	3	2
Unfavourable changes recognized in OCI	(3)	(2)
Structured notes
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Favourable changes reflected in profit or loss	6	5
Unfavourable changes reflected in profit or loss	(6)	(5)
Favourable changes recognized in OCI	0	0
Unfavourable changes recognized in OCI	0	0
Derivatives
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Favourable changes reflected in profit or loss	173	237
Unfavourable changes reflected in profit or loss	(110)	(182)
Favourable changes recognized in OCI	0	0
Unfavourable changes recognized in OCI	0	0
Other portfolios
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Favourable changes reflected in profit or loss	247	229
Unfavourable changes reflected in profit or loss	(104)	(41)
Favourable changes recognized in OCI	1	15
Unfavourable changes recognized in OCI	(3)	(17)
Derivatives, trading assets and trading liabilities | Derivatives, trading liabilities
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Favourable changes reflected in profit or loss	440	478
Unfavourable changes reflected in profit or loss	(225)	(225)
Favourable changes recognized in OCI	0	0
Unfavourable changes recognized in OCI	0	0
Financial assets designated and otherwise mandatorily measured at fair value through profit or loss | Financial liabilities designated at fair value
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Favourable changes reflected in profit or loss	461	193
Unfavourable changes reflected in profit or loss	(211)	(194)
Favourable changes recognized in OCI	0	0
Unfavourable changes recognized in OCI	0	0
Financial investments
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Favourable changes reflected in profit or loss	15	10
Unfavourable changes reflected in profit or loss	(14)	(9)
Favourable changes recognized in OCI	14	23
Unfavourable changes recognized in OCI	£ (17)	£ (25)